Consolidated Statements of Loss and Comprehensive Loss	12 Months Ended
	Jun. 30, 2023 $ / shares	Jun. 30, 2023 CAD ($) shares	Jun. 30, 2022 $ / shares	Jun. 30, 2022 CAD ($) shares	Jun. 30, 2021 $ / shares	Jun. 30, 2021 CAD ($) shares
Expenses
Professional fees		$ 6,971,520		$ 698,209		$ 174,211
Directors' and officers' consulting fees		3,840,915		687,585		200,858
Stock-based compensation		2,630,249		8,035,506		0
Insurance expense		924,834		681,504		0
Consulting fees		858,517		220,890		34,399
General and administrative expenses		518,824		129,415		8,254
Travel expenses		248,746		112,074		0
Transfer agent and regulatory fees		141,446		236,926		22,244
Bank fees and interest		13,577		9,343		2,084
Research expenses		12,000		33,733		0
Depreciation on right-of-use assets		2,640		0		0
Interest on loan and debentures		1,193		167,873		140,264
Amortization of transaction costs		0		56,512		13,284
Accretion expense		654		0		0
Total Expenses		(16,165,115)		(11,069,570)		(595,598)
Other Items
(Loss) gain on change in fair value of derivative liabilities		(246,460)		1,103,839		32,676
Loss on shares-for-debt settlement		(157,502)		0		0
Grant income		109,750		109,745		0
Recovery of accounts payable		0		0		10,740
Foreign exchange gain (loss)		996,382		409,532		(254)
Total other income		702,170		1,623,116		43,162
Net Loss and Comprehensive Loss		$ (15,462,945)		$ (9,446,454)		$ (552,436)
Weighted Average Number of Outstanding Shares
Basic and diluted (Note 19) | shares		18,033,851		15,884,041		13,008,669
Net Loss per Share
Basic and diluted (Note 19) | $ / shares	$ (0.85)		$ (0.6)		$ (0.04)